Restatement of Financial Results As of And For The Nine Months Ended September 30, 2021 (Unaudited) - Summary of Condensed Consolidated Balance Sheet (Parenthetical) (Details) - USD ($)	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allowances for doubtful accounts	$ 929,800		$ 404,755
Temporary equity shares authorized			400,000
Common stock, par value	$ 0.0001		$ 0.0001
Common stock, shares authorized	31,000,000		31,000,000
Common stock, shares issued	4,039,535		3,427,555
Common stock, shares outstanding	4,039,535		3,427,555
Treasury stock, shares	650,000		650,000
Series Seed Preferred stock [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Common stock subject to possible redemption, Par value	$ 0.0001		$ 0.0001
Temporary equity shares authorized	400,000		400,000
Temporary equity shares issued	400,000		400,000
Temporary equity shares outstanding	400,000		400,000
Temporary equity liquidation preference	$ 1,892,812		$ 1,892,812
Series Seed - 1 Preferred stock [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Common stock subject to possible redemption, Par value	$ 0.0001		$ 0.0001
Temporary equity shares authorized	515,779		515,779
Temporary equity shares issued	515,779		515,779
Temporary equity shares outstanding	515,779		515,779
Temporary equity liquidation preference	$ 2,892,300		$ 2,892,300
Series A - 1 Preferred stock [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Common stock subject to possible redemption, Par value	$ 0.0001		$ 0.0001
Temporary equity shares authorized	5,706,349		5,706,349
Temporary equity shares issued	5,706,349		5,706,349
Temporary equity shares outstanding	5,706,349		5,706,349
Temporary equity liquidation preference	$ 5,714,281		$ 5,714,281
Series A - 2 Preferred stock [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Common stock subject to possible redemption, Par value	$ 0.0001		$ 0.0001
Temporary equity shares authorized	2,574,478		2,574,478
Temporary equity shares issued	2,574,478		2,574,478
Temporary equity shares outstanding	2,574,478		2,574,478
Temporary equity liquidation preference	$ 2,778,882		$ 2,778,882
Series A - 3 Preferred stock [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Common stock subject to possible redemption, Par value	$ 0.0001		$ 0.0001
Temporary equity shares authorized	2,713,324		2,713,324
Temporary equity shares issued	2,621,569		2,621,569
Temporary equity shares outstanding	2,621,569		2,621,569
Temporary equity liquidation preference	$ 4,285,715		$ 4,285,715
Series B Preferred stock [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Common stock subject to possible redemption, Par value	$ 0.0001		$ 0.0001
Temporary equity shares authorized	5,131,673		5,131,673
Temporary equity shares issued	4,205,059		4,205,059
Temporary equity shares outstanding	4,205,059		4,205,059
Temporary equity liquidation preference	$ 56,726,260		$ 56,726,260
Accounting Standards Update 2014-09 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allowances for doubtful accounts		$ 610,001
Common stock, par value		$ 0.0001
Common stock, shares authorized		31,000,000
Common stock, shares issued		3,955,279
Common stock, shares outstanding		3,955,279
Treasury stock, shares		650,000
Accounting Standards Update 2014-09 [Member] | Series Seed Preferred stock [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Common stock subject to possible redemption, Par value		$ 0.0001
Temporary equity shares authorized		400,000
Temporary equity shares issued		400,000
Temporary equity shares outstanding		400,000
Temporary equity liquidation preference		$ 1,892,812
Accounting Standards Update 2014-09 [Member] | Series Seed - 1 Preferred stock [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Common stock subject to possible redemption, Par value		$ 0.0001
Temporary equity shares authorized		515,779
Temporary equity shares issued		515,779
Temporary equity shares outstanding		515,779
Temporary equity liquidation preference		$ 2,892,300
Accounting Standards Update 2014-09 [Member] | Series A - 1 Preferred stock [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Common stock subject to possible redemption, Par value		$ 0.0001
Temporary equity shares authorized		5,706,349
Temporary equity shares issued		5,706,349
Temporary equity shares outstanding		5,706,349
Temporary equity liquidation preference		$ 5,714,281
Accounting Standards Update 2014-09 [Member] | Series A - 2 Preferred stock [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Common stock subject to possible redemption, Par value		$ 0.0001
Temporary equity shares authorized		2,574,478
Temporary equity shares issued		2,574,478
Temporary equity shares outstanding		2,574,478
Temporary equity liquidation preference		$ 2,778,882
Accounting Standards Update 2014-09 [Member] | Series A - 3 Preferred stock [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Common stock subject to possible redemption, Par value		$ 0.0001
Temporary equity shares authorized		2,713,324
Temporary equity shares issued		2,621,569
Temporary equity shares outstanding		2,621,569
Temporary equity liquidation preference		$ 4,285,715
Accounting Standards Update 2014-09 [Member] | Series B Preferred stock [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Common stock subject to possible redemption, Par value		$ 0.0001
Temporary equity shares authorized		5,131,673
Temporary equity shares issued		4,205,059
Temporary equity shares outstanding		4,205,059
Temporary equity liquidation preference		$ 56,726,260